SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 19, 2011

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $89,072

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      276     2908 SH       SOLE                     2908
ABBOTT LABORATORIES            COM              002824100     1229    23355 SH       SOLE                    23355
ALCOA INC.                     COM              013817101      190    12000 SH       SOLE                    12000
ALTRIA GROUP, INC.             COM              02209s103      521    19725 SH       SOLE                    19725
AMDOCS LTD                     COM              G02602103      462    15200 SH       SOLE                    15200
AMGEN, INC.                    COM              031162100      461     7900 SH       SOLE                     7900
AT&T INC                       COM              00206R102     9982   317812 SH       SOLE                   317812
BANK OF AMERICA CORP           COM              060505104      158    14441 SH       SOLE                    14441
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1678    21683 SH       SOLE                    21683
BRISTOL-MYERS SQUIBB CO.       COM              110122108      755    26075 SH       SOLE                    26075
CARLISLE COMPANIES             COM              142339100     8823   179225 SH       SOLE                   179225
CHEVRON CORP                   COM              166764100      530     5153 SH       SOLE                     5153
CISCO SYSTEMS                  COM              17275R102      538    34490 SH       SOLE                    34490
COCA COLA COMPANY              COM              191216100      993    14757 SH       SOLE                    14757
CONOCOPHILLIPS                 COM              20825c104     3293    43794 SH       SOLE                    43794
CVS CAREMARK CORP.             COM              126650100      427    11363 SH       SOLE                    11363
DELIA*S INC                    COM              246911101       59    37607 SH       SOLE                    37607
DOMINION RESOURCES INC         COM              25746U109      314     6500 SH       SOLE                     6500
DUKE ENERGY CORP               COM              26441c105      876    46525 SH       SOLE                    46525
EMC CORP MASS                  COM              268648102     1425    51730 SH       SOLE                    51730
ENTERPRISE PRODUCTS PARTNERS   COM              293792107      216     5000 SH       SOLE                     5000
EXXON MOBIL CORP               COM              30231g102     3645    44788 SH       SOLE                    44788
GENERAL ELECTRIC               COM              369604103     3386   179523 SH       SOLE                   179523
GENERAL MILLS INC              COM              370334104      607    16300 SH       SOLE                    16300
GOLDMAN SACHS                  COM              38141g104      249     1874 SH       SOLE                     1874
GOOGLE INC-CL A                COM              38259p508      404      798 SH       SOLE                      798
GRAFTECH INTERNATIONAL LTD     COM              384313102      243    12000 SH       SOLE                    12000
H.J. HEINZ & CO                COM              423074103      753    14126 SH       SOLE                    14126
INDEPENDENT BANK CORP MA       COM              453836108     1394    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      647    29207 SH       SOLE                    29207
INTERNATIONAL BUSINESS MACHINE COM              459200101     2216    12917 SH       SOLE                    12917
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      255     3020 SH       SOLE                     3020
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      413     3750 SH       SOLE                     3750
ISHARES TR S & P 100 INDEX FD  COM              464287101      332     5652 SH       SOLE                     5652
JOHNSON & JOHNSON              COM              478160104     6014    90403 SH       SOLE                    90403
KINDER MORGAN ENERGY PARTNERS  COM              494550106     1459    20100 SH       SOLE                    20100
LAKELAND BANCORP INC           COM              511637100      262    26250 SH       SOLE                    26250
LINN ENERGY LLC                COM              536020100      303     7750 SH       SOLE                     7750
LIQUIDITY SERVICES INC         COM              53635b107      338    14320 SH       SOLE                    14320
MCDONALDS CORP.                COM              580135101      474     5625 SH       SOLE                     5625
MCGRAW-HILL COS                COM              580645109      251     6000 SH       SOLE                     6000
MERCK & COMPANY                COM              58933Y105     2990    84721 SH       SOLE                    84721
MICROSOFT                      COM              594918104     1875    72127 SH       SOLE                    72127
NUCOR CORP                     COM              670346105      268     6502 SH       SOLE                     6502
PEPSICO                        COM              713448108     1970    27966 SH       SOLE                    27966
PFIZER                         COM              717081103     4383   212743 SH       SOLE                   212743
PHARMATHENE INC                COM              71714g102      147    50000 SH       SOLE                    50000
PHILIP MORRIS INTERNATIONAL    COM              718172109      704    10550 SH       SOLE                    10550
PNC BANK                       COM              693475105      238     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     2114    33247 SH       SOLE                    33247
RADNET INC                     COM              750491102      220    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      213     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      366     4232 SH       SOLE                     4232
SOUTHERN CO COM                COM              842587107      872    21596 SH       SOLE                    21596
SPDR GOLD TRUST                COM              78463V107      231     1580 SH       SOLE                     1580
SPDR S&P 500 ETF TRUST         COM              78462f103      584     4425 SH       SOLE                     4425
ST. JUDE MEDICAL, INC          COM              790849103     6198   130000 SH       SOLE                   130000
US BANCORP                     COM              902973304      246     9650 SH       SOLE                     9650
VALLEY NATIONAL BANCORP        COM              919794107      214    15750 SH       SOLE                    15750
VERIZON COMMUNICATIONS         COM              92343v104     7928   212948 SH       SOLE                   212948
VANGUARD INDEX EXTENDED MARKET                  922908207      458 10337.3220SH      SOLE               10337.3220